Non-cash transactions	12 Months Ended
Dec. 31, 2023
Non Cash Transactions [Abstract]
Non-cash transactions
36.
Non-cash
transactions
In 2023, the Group engaged in
non-cash
investing or financing activities that are not reflected in the consolidated statement of cash flow. These activities mainly included the execution of new leasing contracts for office material and laboratory equipment (note 8).
In 2022, these transactions included the execution of new leasing contracts for equipment (note 8), as well as the issuance of a TCHF 4,200 share payment in October 2022 following the completion of a milestone related to the APR acquisition.